Summary of Significant Accounting Policies - Schedule of Standards, Amendments to Standards and Interpretations (Details)	12 Months Ended
Dec. 31, 2019
Amendments to Standards One [Member]
Statement Line Items [Line Items]
Standard	IFRS 16
Description	Leases
Mandatory application	1 January 2019
Amendments to Standards One [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 3
Description	"Business combinations": Definition of a business
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Two [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 9
Description	"Financial instruments" Early repayment regulations with negative compensation
Mandatory application	1 January 2019
Expected effects	No effects
Amendments to Standards Two [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 9
Description	"Financial instruments", IFRS 7 "Financial instruments: Disclosures" and IAS 39 "Financial instruments: Recognition and valuation": Interest Rate Benchmark Reform
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Three [Member]
Statement Line Items [Line Items]
Standard	IFRIC 23
Description	Uncertainty over income tax treatments
Mandatory application	1 January 2019
Expected effects	No effects
Amendments to Standards Three [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 1
Description	"Presentation of financial statements" and IAS 8 "Accounting policies, changes in accounting estimates and errors": definition of "material"
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Four [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 19
Description	"Employee benefits" Plan Amendment, Curtailment or Settlement
Mandatory application	1 January 2019
Expected effects	No effects
Amendments to Standards Four [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 1, IAS 8
Description	"Presentation of financial statements": classification of liabilities as current or non-current
Mandatory application	January 1, 2022
Expected effects	No effects
Amendments to Standards Five [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 28
Description	"Holdings in associated companies and joint ventures" Long term holdings in associated companies and joint ventures
Mandatory application	1 January 2019
Expected effects	No effects
Amendments to Standards Five [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendments to References to the Conceptual Framework
Description	References to the Conceptual Framework
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Six [Member]
Statement Line Items [Line Items]
Standard	Annual Improvements to IFRSs
Description	Annual Improvements to IFRSs Cycle 2015-2017
Mandatory application	1 January 2019
Expected effects	No effects
Amendments to Standards Six [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	IFRS 17
Description	Insurance Contracts
Mandatory application	January 1, 2022
Expected effects	No effects